Financial assets at amortised cost - Schedule of Undrawn Balances (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	£ 6,247
Allowance account for credit losses of financial assets at end of period	5,058	£ 6,247
Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	(2)	(7)
Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	459	177
Impact of transfers between stages	(15)	102
Other items credited to the income statement	(83)	187
Credit to the income statement	(98)	289
Allowance account for credit losses of financial assets at end of period	359	459
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(15)	102
Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	1,591
Allowance account for credit losses of financial assets at end of period	1,362	1,591
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	(2)	(6)
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	212	95
Impact of transfers between stages	3	(3)
Other items credited to the income statement	(41)	126
Credit to the income statement	(38)	123
Allowance account for credit losses of financial assets at end of period	172	212
Stage 1 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	63	19
Stage 1 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(10)	(11)
Stage 1 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	(1)
Stage 1 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(50)	(10)
Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	2,379
Allowance account for credit losses of financial assets at end of period	1,800	2,379
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	(1)
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	234	77
Impact of transfers between stages	(22)	88
Other items credited to the income statement	(33)	70
Credit to the income statement	(55)	158
Allowance account for credit losses of financial assets at end of period	179	234
Stage 2 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(63)	(19)
Stage 2 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	10	11
Stage 2 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(4)	(6)
Stage 2 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	35	102
Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	2,016
Allowance account for credit losses of financial assets at end of period	1,706	2,016
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	0
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	13	5
Impact of transfers between stages	4	17
Other items credited to the income statement	(9)	(9)
Credit to the income statement	(5)	8
Allowance account for credit losses of financial assets at end of period	8	13
Stage 3 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	4	7
Stage 3 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	10
POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	261
Allowance account for credit losses of financial assets at end of period	190	261
POCI | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	0
POCI | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Other items credited to the income statement	0	0
Credit to the income statement	0	0
Allowance account for credit losses of financial assets at end of period	£ 0	£ 0